INCOME TAXES - Summary of provision for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ 27,277	$ (2,520)	$ 764	$ 14,766
Valuation allowance	(27,277)	2,520	(764)	(14,766)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0